DBX ETF Trust | 1
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
November 30, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 98.1%
Australia — 9.8%
AGL Energy Ltd.
21,530 157,088
ALS Ltd.
3,886 39,441
Ampol Ltd.
6,037 114,405
Ansell Ltd.
1,466 31,669
ANZ Group Holdings Ltd.
2,075 42,134
APA Group (a)
9,310 43,789
Aristocrat Leisure Ltd.
3,657 161,404
ASX Ltd.
2,000 86,070
Atlas Arteria Ltd. (a)
4,504 14,084
Aurizon Holdings Ltd.
43,099 94,900
Bank of Queensland Ltd.
1,164 5,232
Bendigo & Adelaide Bank Ltd.
1,554 13,586
BHP Group Ltd.
596 15,752
BlueScope Steel Ltd.
11,891 171,428
Brambles Ltd.
16,276 201,775
CAR Group Ltd.
2,646 71,535
Challenger Ltd.
887 3,594
Cleanaway Waste Management
Ltd.
33,992 63,775
Cochlear Ltd.
557 110,396
Coles Group Ltd.
20,306 245,915
Commonwealth Bank of
Australia
71 7,335
Computershare Ltd.
6,273 130,320
CSL Ltd.
225 41,367
Deterra Royalties Ltd.
4,445 10,859
Domino's Pizza Enterprises Ltd.
195 4,141
Downer EDI Ltd.
11,607 43,478
EBOS Group Ltd.
5,441 122,308
Endeavour Group Ltd.
28,836 82,091
Evolution Mining Ltd.
11,901 39,230
Fortescue Ltd.
2,707 33,488
Goodman Group REIT
471 11,632
GPT Group REIT
349 1,082
Harvey Norman Holdings Ltd.
19,365 60,049
Incitec Pivot Ltd.
30,786 64,378
Insurance Australia Group Ltd.
37,541 208,610
JB Hi-Fi Ltd.
3,710 219,598
Lendlease Corp. Ltd. (a)
594 2,771
Lottery Corp. Ltd.
25,857 87,255
Macquarie Group Ltd.
147 22,132
Magellan Financial Group Ltd.
1,480 10,538
Medibank Pvt Ltd.
89,543 222,831
Metcash Ltd.
17,944 36,472
National Australia Bank Ltd.
264 6,725
New Hope Corp. Ltd.
3,129 9,580
Northern Star Resources Ltd.
4,223 48,171
Orica Ltd.
8,830 104,174
Origin Energy Ltd.
16,951 120,035
Pro Medicus Ltd.
132 21,660
Number
of Shares Value $
Qantas Airways Ltd. *
8,274 47,271
QBE Insurance Group Ltd.
13,711 178,641
Qube Holdings Ltd.
35,104 91,017
Ramsay Health Care Ltd.
1,970 50,808
REA Group Ltd.
249 40,801
Reece Ltd.
1,762 29,546
Region RE Ltd. REIT
5,418 7,730
Rio Tinto Ltd.
2,061 158,754
Santos Ltd.
8,939 38,492
Scentre Group REIT
9,344 22,401
SEEK Ltd.
719 12,234
SGH Ltd.
2,101 67,764
Sonic Healthcare Ltd.
2,811 52,318
South32 Ltd.
9,528 23,090
Steadfast Group Ltd.
19,019 71,986
Stockland REIT
7,394 25,144
Suncorp Group Ltd.
6,455 82,841
Telstra Group Ltd.
16,038 41,165
TPG Telecom Ltd.
1,200 3,518
Transurban Group (a)
5,019 41,851
Treasury Wine Estates Ltd.
2,610 19,264
Vicinity Ltd. REIT
35,737 50,287
Washington H Soul Pattinson &
Co. Ltd.
2,055 46,588
Wesfarmers Ltd.
3,212 150,301
Westpac Banking Corp.
1,059 23,015
Woodside Energy Group Ltd.
676 10,794
Woolworths Group Ltd.
4,176 82,103
Worley Ltd.
852 7,698
Yancoal Australia Ltd.
1,472 5,926
(Cost $4,422,619)
4,943,630
Austria — 0.3%
ANDRITZ AG
1,426 79,675
Erste Group Bank AG
268 14,691
Raiffeisen Bank International AG
342 6,668
Telekom Austria AG
1,548 12,835
Verbund AG
299 23,843
voestalpine AG
373 7,217
(Cost $138,641)
144,929
Belgium — 0.7%
Ackermans & van Haaren NV
301 59,736
Ageas SA/NV
370 18,664
Anheuser-Busch InBev SA/NV
80 4,304
D'ieteren Group
162 34,529
Groupe Bruxelles Lambert NV
1,313 90,765
KBC Group NV
189 13,622
Lotus Bakeries NV
5 60,098
Syensqo SA
635 47,123
UCB SA
195 38,175
(Cost $329,976)
367,016

2 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Bermuda — 0.1%
Hiscox Ltd.
(Cost $83,203)
5,496 73,350
Canada — 5.3%
Agnico Eagle Mines Ltd.
515 43,425
Alimentation Couche-Tard, Inc.
837 48,965
Bank of Montreal
67 6,388
Bank of Nova Scotia
361 20,588
Barrick Gold Corp.
2,277 39,876
BCE, Inc.
897 24,280
Brookfield Asset Management
Ltd., Class A
2,378 136,398
Brookfield Corp.
124 7,620
Canadian Imperial Bank of
Commerce
386 25,054
Canadian National Railway Co.
545 60,854
Canadian Natural Resources Ltd.
54 1,833
Canadian Pacific Kansas City
Ltd.
470 35,954
CGI, Inc.
1,009 114,207
Constellation Software, Inc.
18 60,861
Dollarama, Inc.
1,671 174,052
Enbridge, Inc.
789 34,132
Fairfax Financial Holdings Ltd.
318 451,125
Fortis, Inc.
3,000 134,107
Franco-Nevada Corp.
176 21,550
George Weston Ltd.
1,083 174,074
Great-West Lifeco, Inc.
183 6,589
Hydro One Ltd., 144A
2,155 70,476
Imperial Oil Ltd.
95 7,035
Intact Financial Corp.
279 53,138
Loblaw Cos. Ltd.
989 128,344
Magna International, Inc.
434 19,723
Manulife Financial Corp.
1,006 32,383
Metro, Inc.
4,077 265,646
National Bank of Canada
144 14,266
Nutrien Ltd.
107 4,998
Power Corp. of Canada
667 22,466
Restaurant Brands International,
Inc.
363 25,280
Royal Bank of Canada
52 6,542
South Bow Corp. *
148 3,907
Sun Life Financial, Inc.
670 41,234
Suncor Energy, Inc.
519 20,650
TC Energy Corp.
743 36,223
TELUS Corp.
2,159 33,615
Thomson Reuters Corp.
196 31,978
Toronto-Dominion Bank
186 10,525
Tourmaline Oil Corp.
681 32,140
Waste Connections, Inc.
585 113,403
Wheaton Precious Metals Corp.
904 56,249
(Cost $2,179,172)
2,652,153
Number
of Shares Value $
Chile — 0.1%
Antofagasta PLC
(Cost $25,797)
1,208 26,141
China — 0.1%
Lenovo Group Ltd.
28,535 33,406
Shenzhou International Group
Holdings Ltd.
699 5,345
(Cost $30,279)
38,751
Denmark — 1.0%
A.P. Moller — Maersk A/S, Class
A
15 24,579
A.P. Moller — Maersk A/S, Class
B
13 22,047
Carlsberg AS, Class B
707 72,773
Coloplast A/S, Class B
93 11,714
Danske Bank A/S
628 18,028
Demant A/S *
361 13,763
DSV A/S
78 16,647
Genmab A/S *
38 8,212
H Lundbeck A/S
6,104 38,037
H Lundbeck A/S, Class A
2,285 11,715
Novo Nordisk A/S, Class B
126 13,514
Novonesis (Novozymes) B, Class
B
1,424 83,431
Pandora A/S
393 63,255
ROCKWOOL A/S, Class B
80 29,163
Svitzer Group A/S *
425 13,564
Tryg A/S
1,918 44,167
Vestas Wind Systems A/S *
255 3,962
(Cost $477,087)
488,571
Finland — 1.3%
Elisa OYJ
1,960 88,768
Fortum OYJ
321 4,836
Kesko OYJ, Class B
4,761 94,613
Kone OYJ, Class B
2,883 149,389
Metso Corp.
774 6,807
Nokia OYJ
5,759 24,206
Nordea Bank Abp
2,034 22,998
Orion OYJ, Class B
1,065 50,303
Sampo OYJ, Class A
1,663 71,207
Stora Enso OYJ, Class R
943 9,155
UPM-Kymmene OYJ
2,966 78,004
Valmet OYJ
1,524 35,718
Wartsila OYJ Abp
1,816 33,000
(Cost $743,158)
669,004
France — 4.1%
Accor SA
615 28,373
Aeroports de Paris SA
38 4,395
Air Liquide SA
156 25,915
Airbus SE
26 4,052
Alstom SA *
263 5,914

DBX ETF Trust | 3
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Amundi SA, 144A
511 33,274
Arkema SA
114 9,031
AXA SA
270 9,405
BioMerieux
171 17,853
Bollore SE
732 4,511
Bouygues SA
1,973 58,682
Bureau Veritas SA
2,206 67,103
Capgemini SE
188 30,162
Carrefour SA
4,530 68,898
Cie de Saint-Gobain SA
1,252 114,173
Cie Generale des Etablissements
Michelin SCA
7,400 240,338
Credit Agricole SA
450 6,022
Danone SA
1,359 92,811
Dassault Systemes SE
305 10,518
Edenred SE
320 10,579
Eiffage SA
754 68,010
Engie SA
7,623 121,456
EssilorLuxottica SA
99 24,029
Eurazeo SE
2,280 167,486
Getlink SE
1,762 28,781
Hermes International SCA
1 2,181
Ipsen SA
66 7,626
JCDecaux SE *
272 4,048
La Francaise des Jeux SAEM,
144A
1,276 50,404
Legrand SA
936 93,799
L'Oreal SA
15 5,207
Neoen SA, 144A
118 4,928
Orange SA
10,819 115,242
Pernod Ricard SA
65 7,270
Pluxee NV *
1,318 28,308
Publicis Groupe SA
764 82,873
Renault SA
159 6,806
Rexel SA
560 14,456
Safran SA
42 9,782
Sanofi SA
338 32,876
Schneider Electric SE
137 35,234
SEB SA
539 51,122
Sodexo SA
466 38,686
Teleperformance SE
188 17,676
Thales SA
76 11,358
TotalEnergies SE
247 14,341
Veolia Environnement SA
2,889 84,126
Vinci SA
475 50,099
Vivendi SE
1,713 15,723
Wendel SE
122 12,106
(Cost $2,067,770)
2,048,048
Germany — 3.0%
adidas AG
107 25,213
Allianz SE
38 11,728
Number
of Shares Value $
BASF SE
642 28,764
Bayer AG
80 1,638
Bayerische Motoren Werke AG
253 18,711
Bechtle AG
338 11,103
Beiersdorf AG
217 28,111
Brenntag SE
917 59,081
Carl Zeiss Meditec AG
130 7,765
Commerzbank AG
291 4,464
Continental AG
255 16,709
Covestro AG, 144A *
103 6,279
CTS Eventim AG & Co. KGaA
235 20,738
Daimler Truck Holding AG
675 25,523
Deutsche Bank AG (b)
103 1,748
Deutsche Boerse AG
58 13,569
Deutsche Lufthansa AG
249 1,666
Deutsche Post AG
1,224 44,950
Deutsche Telekom AG
2,799 89,517
DWS Group GmbH & Co. KGaA,
144A (b)
132 5,496
E.ON SE
7,726 99,432
Evonik Industries AG
1,308 23,990
Fielmann Group AG
99 4,083
Fresenius Medical Care AG
1,691 74,299
Fresenius SE & Co. KGaA *
1,642 57,700
FUCHS SE
881 30,381
GEA Group AG
2,555 127,697
Hannover Rueck SE
81 21,140
Heidelberg Materials AG
1,419 178,951
Henkel AG & Co. KGaA
513 38,931
HOCHTIEF AG
139 17,294
Infineon Technologies AG
232 7,551
KION Group AG
144 5,136
Knorr-Bremse AG
593 45,189
Mercedes-Benz Group AG
258 14,432
Merck KGaA
316 47,260
MTU Aero Engines AG
63 21,439
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
45 23,494
Nemetschek SE
185 19,188
Puma SE
77 3,603
Rational AG
25 23,368
Rheinmetall AG
3 1,972
RWE AG
1,342 45,173
SAP SE
46 10,927
Scout24 SE, 144A
602 54,078
Siemens AG
141 27,277
Siemens Healthineers AG, 144A
188 10,190
Symrise AG
410 45,253
Talanx AG
52 4,405
Traton SE
405 12,277
(Cost $1,393,414)
1,518,883

4 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Hong Kong — 2.6%
AIA Group Ltd.
807 6,031
ASMPT Ltd.
1,078 10,702
Bank of East Asia Ltd.
12,711 15,975
BOC Hong Kong Holdings Ltd.
7,076 21,733
Cathay Pacific Airways Ltd.
25,956 32,389
Chow Tai Fook Jewellery Group
Ltd.
5,749 5,268
CK Asset Holdings Ltd.
5,930 24,233
CK Hutchison Holdings Ltd.
18,351 95,510
CK Infrastructure Holdings Ltd.
4,889 33,676
CLP Holdings Ltd.
13,950 117,063
Dah Sing Banking Group Ltd.
8,911 8,222
First Pacific Co. Ltd.
25,012 14,368
Hang Lung Group Ltd.
7,657 9,840
Hang Seng Bank Ltd.
944 11,215
Henderson Land Development
Co. Ltd.
5,921 18,566
Hong Kong & China Gas Co. Ltd.
104,129 78,951
Hong Kong Exchanges &
Clearing Ltd.
181 6,741
Hutchison Port Holdings Trust,
Class U
65,900 10,412
Jardine Matheson Holdings Ltd.
1,373 59,945
Johnson Electric Holdings Ltd.
6,890 9,563
Kerry Properties Ltd.
9,470 18,985
Link REIT
699 3,041
MTR Corp. Ltd.
2,886 10,106
NWS Holdings Ltd.
31,290 31,605
PCCW Ltd.
150,808 82,172
Power Assets Holdings Ltd.
22,705 148,808
Shangri-La Asia Ltd.
9,742 6,773
Sino Land Co. Ltd.
26,227 25,683
SITC International Holdings Co.
Ltd.
5,030 13,090
Sun Hung Kai Properties Ltd.
3,215 31,916
Swire Pacific Ltd., Class A
3,770 31,031
Swire Pacific Ltd., Class B
12,508 16,620
Techtronic Industries Co. Ltd.
2,189 30,831
VTech Holdings Ltd.
7,712 52,675
WH Group Ltd., 144A
196,064 155,459
Wharf Holdings Ltd.
2,037 5,589
Xinyi Glass Holdings Ltd.
5,870 6,118
Yue Yuen Industrial Holdings
Ltd.
8,697 19,447
(Cost $1,267,525)
1,280,352
Ireland — 1.0%
Bank of Ireland Group PLC
459 4,018
DCC PLC
952 69,275
Experian PLC
1,671 79,669
Glanbia PLC
4,366 67,418
James Hardie Industries PLC
CDI *
2,046 74,920
Number
of Shares Value $
Kerry Group PLC, Class A
921 88,959
Kingspan Group PLC
518 38,954
Smurfit WestRock PLC
1,143 62,820
(Cost $426,928)
486,033
Israel — 1.4%
Airport City Ltd. *
261 4,336
Amot Investments Ltd.
1,335 7,348
Azrieli Group Ltd.
410 32,817
Bank Hapoalim BM
8,599 98,557
Bank Leumi Le-Israel BM
7,040 79,972
Bezeq The Israeli
Telecommunication Corp. Ltd.
32,073 45,997
Big Shopping Centers Ltd. *
99 13,095
Elbit Systems Ltd.
127 30,810
Energix-Renewable Energies Ltd.
2,954 9,823
Enlight Renewable Energy Ltd. *
800 13,348
First International Bank Of Israel
Ltd.
480 22,603
Gav-Yam Lands Corp. Ltd.
651 5,493
Harel Insurance Investments &
Financial Services Ltd.
1,354 16,312
ICL Group Ltd.
3,421 15,432
Israel Discount Bank Ltd., Class
A
7,143 46,878
Melisron Ltd.
345 30,556
Mivne Real Estate KD Ltd.
3,677 10,983
Mizrahi Tefahot Bank Ltd.
807 34,782
Nice Ltd. *
200 35,955
Nova Ltd. *
130 23,296
Phoenix Financial Ltd.
576 7,193
Strauss Group Ltd.
72 1,366
Teva Pharmaceutical Industries
Ltd. *
1,379 22,671
Tower Semiconductor Ltd. *
2,409 111,649
(Cost $597,803)
721,272
Italy — 1.9%
A2A SpA
9,127 20,601
Amplifon SpA
319 8,096
Banca Mediolanum SpA
194 2,240
Banco BPM SpA
2,905 22,104
BPER Banca SPA
1,135 6,927
Brunello Cucinelli SpA
162 16,041
Buzzi SpA
3,060 129,602
DiaSorin SpA
97 10,839
Enel SpA
5,415 38,949
Eni SpA
1,243 17,600
Ferrari NV
73 31,743
FinecoBank Banca Fineco SpA
1,620 25,991
Generali
803 22,967
Hera SpA
17,420 64,581
Infrastrutture Wireless Italiane
SpA, 144A
1,272 13,099

DBX ETF Trust | 5
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Interpump Group SpA
280 13,030
Intesa Sanpaolo SpA
4,102 15,714
Italgas SpA
7,557 45,296
Leonardo SpA
1,085 29,188
Mediobanca Banca di Credito
Finanziario SpA
1,353 19,728
Moncler SpA
432 21,149
Pirelli & C SpA, 144A
7,543 40,902
Poste Italiane SpA, 144A
898 12,600
PRADA SpA
798 5,466
Prysmian SpA
2,052 135,284
Recordati Industria Chimica e
Farmaceutica SpA
717 39,039
Reply SpA
275 44,004
Snam SpA
3,142 14,642
Telecom Italia SpA *
5,485 1,317
Telecom Italia SpA-RSP *
7,274 2,047
Terna - Rete Elettrica Nazionale
4,625 39,118
UniCredit SpA
250 9,607
Unipol Gruppo SpA
2,724 32,856
(Cost $830,914)
952,367
Japan — 30.1%
ABC-Mart, Inc.
1,289 26,392
Acom Co. Ltd.
4,400 11,335
Activia Properties, Inc. REIT
4 8,549
Advance Residence Investment
Corp. REIT
8 15,714
Aeon Co. Ltd.
1,849 44,247
Aeon Mall Co. Ltd.
500 6,688
AEON REIT Investment Corp.
REIT
9 7,557
AGC, Inc.
1,754 54,774
Aica Kogyo Co. Ltd.
1,614 35,153
Air Water, Inc.
2,900 35,790
Aisin Corp.
3,279 34,453
Ajinomoto Co., Inc.
600 25,097
Alfresa Holdings Corp.
4,400 63,399
Alps Alpine Co. Ltd.
1,600 16,438
Amada Co. Ltd.
5,043 48,437
Amano Corp.
2,300 65,316
ANA Holdings, Inc.
800 15,389
As One Corp.
700 12,671
Asahi Group Holdings Ltd.
1,476 16,015
Asahi Intecc Co. Ltd.
216 3,726
Asahi Kasei Corp.
14,719 104,670
Asics Corp.
300 5,999
ASKUL Corp.
800 9,934
Azbil Corp.
2,852 22,712
Bandai Namco Holdings, Inc.
3,300 69,434
Bic Camera, Inc.
2,500 27,658
BIPROGY, Inc.
2,000 62,057
Bridgestone Corp.
2,524 89,895
Number
of Shares Value $
Brother Industries Ltd.
4,642 81,444
Calbee, Inc.
1,280 26,924
Canon Marketing Japan, Inc.
1,100 35,120
Canon, Inc.
5,222 169,263
Capcom Co. Ltd.
1,516 35,390
Casio Computer Co. Ltd.
1,900 14,372
Central Japan Railway Co.
1,655 34,018
Chiba Bank Ltd.
1,300 10,824
Chubu Electric Power Co., Inc.
4,631 48,812
Chugai Pharmaceutical Co. Ltd.
500 21,966
Chugoku Electric Power Co., Inc.
8,383 52,340
Coca-Cola Bottlers Japan
Holdings, Inc.
1,800 28,711
COMSYS Holdings Corp.
2,734 59,400
Concordia Financial Group Ltd.
1,300 7,770
Cosmo Energy Holdings Co. Ltd.
1,300 56,351
Cosmos Pharmaceutical Corp.
620 30,487
Credit Saison Co. Ltd.
300 7,149
Dai Nippon Printing Co. Ltd.
8,614 131,058
Daicel Corp.
4,327 38,160
Daido Steel Co. Ltd.
3,175 24,777
Daifuku Co. Ltd.
678 14,071
Dai-ichi Life Holdings, Inc.
900 24,276
Daiichi Sankyo Co. Ltd.
400 12,648
Daikin Industries Ltd.
70 8,434
Daito Trust Construction Co. Ltd.
1,281 142,656
Daiwa House Industry Co. Ltd.
3,302 103,445
Daiwa House REIT Investment
Corp. REIT
6 9,309
Daiwa Office Investment Corp.
REIT
2 3,995
Daiwa Securities Group, Inc.
5,600 37,492
Daiwa Securities Living
Investments Corp. REIT
10 6,053
Denka Co. Ltd.
300 4,237
Denso Corp.
1,284 18,202
Dentsu Group, Inc.
300 7,639
Dentsu Soken, Inc.
100 3,609
Dexerials Corp.
600 9,670
DIC Corp.
2,100 45,598
Disco Corp.
126 34,062
DMG Mori Co. Ltd.
1,300 22,090
Dowa Holdings Co. Ltd.
1,200 35,740
East Japan Railway Co.
3,000 58,328
Ebara Corp.
4,800 71,576
Electric Power Development
Co. Ltd.
2,676 44,652
ENEOS Holdings, Inc.
46,620 251,065
EXEO Group, Inc.
4,444 51,857
Ezaki Glico Co. Ltd.
1,300 37,974
FANUC Corp.
1,780 46,069
Fast Retailing Co. Ltd.
29 9,869
FP Corp.
800 14,601

6 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Frontier Real Estate Investment
Corp. REIT
5 13,150
Fuji Electric Co. Ltd.
1,288 72,236
Fuji Media Holdings, Inc.
400 4,605
Fuji Oil Holdings, Inc.
900 21,028
Fuji Soft, Inc.
500 31,944
FUJIFILM Holdings Corp.
2,353 52,862
Fujikura Ltd.
200 7,087
Fujitsu Ltd.
5,160 98,469
Fukuoka Financial Group, Inc.
200 5,520
GLP J REIT
15 12,714
Goldwin, Inc.
100 5,919
GS Yuasa Corp.
338 5,800
Gunma Bank Ltd.
900 6,529
Hachijuni Bank Ltd.
900 6,145
Hakuhodo DY Holdings, Inc.
669 5,109
Hankyu Hanshin Holdings, Inc.
467 12,768
Haseko Corp.
4,197 56,212
Heiwa Corp.
400 5,636
Hikari Tsushin, Inc.
223 48,673
Hirogin Holdings, Inc.
1,200 8,981
Hirose Electric Co. Ltd.
226 27,072
Hisamitsu Pharmaceutical Co.,
Inc.
200 5,626
Hitachi Construction Machinery
Co. Ltd.
200 4,498
Hitachi Ltd.
2,130 53,199
Honda Motor Co. Ltd.
3,235 27,819
Horiba Ltd.
654 37,223
Hoshizaki Corp.
326 13,143
House Foods Group, Inc.
1,257 23,736
Hoya Corp.
352 45,141
Hulic Co. Ltd.
5,948 53,426
Idemitsu Kosan Co. Ltd.
25,225 167,909
IHI Corp.
100 5,138
Iida Group Holdings Co. Ltd.
300 4,481
Industrial & Infrastructure Fund
Investment Corp. REIT
9 6,868
INFRONEER Holdings, Inc.
784 6,337
Inpex Corp.
2,499 32,846
Internet Initiative Japan, Inc.
1,400 28,096
Invincible Investment Corp. REIT
13 5,505
Isetan Mitsukoshi Holdings Ltd.
2,000 28,372
Isuzu Motors Ltd.
4,600 61,166
Ito En Ltd.
300 6,490
ITOCHU Corp.
1,436 70,602
Itoham Yonekyu Holdings, Inc.
760 19,103
Iwatani Corp.
1,600 19,773
Iyogin Holdings, Inc.
1,200 12,337
Izumi Co. Ltd.
500 10,361
J. Front Retailing Co. Ltd.
965 11,434
Japan Airlines Co. Ltd.
600 9,970
Number
of Shares Value $
Japan Airport Terminal Co. Ltd.
200 6,985
Japan Exchange Group, Inc.
600 7,205
Japan Hotel REIT Investment
Corp. REIT
12 5,449
Japan Logistics Fund, Inc. REIT
3 5,270
Japan Metropolitan Fund Invest
REIT
12 7,295
Japan Post Holdings Co. Ltd.
500 4,992
Japan Post Insurance Co. Ltd.
400 8,360
Japan Prime Realty Investment
Corp. REIT
4 8,802
Japan Real Estate Investment
Corp. REIT
5 18,444
Japan Steel Works Ltd.
400 17,102
Japan Tobacco, Inc.
2,164 60,791
JFE Holdings, Inc.
1,700 19,345
JTEKT Corp.
400 2,791
Justsystems Corp.
300 6,882
Kagome Co. Ltd.
265 5,243
Kajima Corp.
4,700 85,529
Kakaku.com, Inc.
800 13,346
Kamigumi Co. Ltd.
2,732 61,431
Kandenko Co. Ltd.
4,592 67,389
Kaneka Corp.
722 16,624
Kansai Electric Power Co., Inc.
9,911 127,067
Kansai Paint Co. Ltd.
4,288 60,915
Kao Corp.
1,853 80,370
Kawasaki Heavy Industries Ltd.
243 8,957
KDDI Corp.
2,029 66,875
KDX Realty Investment Corp.
REIT
13 12,750
Keihan Holdings Co. Ltd.
100 2,312
Keikyu Corp.
3,600 31,929
Keio Corp.
200 5,251
Keisei Electric Railway Co. Ltd.
400 11,961
Kewpie Corp.
2,159 49,452
Keyence Corp.
22 9,481
Kikkoman Corp.
1,830 20,002
Kinden Corp.
5,200 106,780
Kintetsu Group Holdings Co. Ltd.
900 19,158
Kirin Holdings Co. Ltd.
3,012 41,905
Kobayashi Pharmaceutical Co.
Ltd.
400 15,874
Kobe Bussan Co. Ltd.
800 20,098
Kobe Steel Ltd.
900 9,307
Koito Manufacturing Co. Ltd.
200 2,594
Kokuyo Co. Ltd.
4,300 80,082
Komatsu Ltd.
2,070 55,490
Konami Group Corp.
682 67,094
Kose Corp.
100 4,468
K's Holdings Corp.
7,211 68,036
Kubota Corp.
1,300 16,213
Kuraray Co. Ltd.
6,781 91,769

DBX ETF Trust | 7
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Kurita Water Industries Ltd.
1,328 50,402
Kusuri no Aoki Holdings Co. Ltd.
300 6,901
Kyocera Corp.
2,888 28,335
Kyoto Financial Group, Inc.
400 6,015
Kyowa Kirin Co. Ltd.
1,300 21,519
Kyudenko Corp.
1,899 65,030
Kyushu Electric Power Co., Inc.
20,264 199,152
Kyushu Financial Group, Inc.
1,100 5,227
Kyushu Railway Co.
1,900 49,807
LaSalle Logiport REIT
7 6,707
Lion Corp.
3,406 40,515
Lixil Corp.
1,311 14,914
Mabuchi Motor Co. Ltd.
2,200 32,439
Macnica Holdings, Inc.
600 7,005
Makita Corp.
2,200 68,614
Mani, Inc.
500 5,745
Marubeni Corp.
1,091 16,374
Marui Group Co. Ltd.
879 14,152
Maruichi Steel Tube Ltd.
1,250 26,983
Maruwa Co. Ltd./Aichi
100 28,392
MatsukiyoCocokara & Co.
1,091 15,248
Mazda Motor Corp.
800 5,152
McDonald's Holdings Co. Japan
Ltd.
1,300 53,581
Mebuki Financial Group, Inc.
1,800 7,964
Medipal Holdings Corp.
7,251 117,297
MEIJI Holdings Co. Ltd.
4,438 94,561
MINEBEA MITSUMI, Inc.
3,071 50,077
MISUMI Group, Inc.
2,040 32,967
Mitsubishi Chemical Group
Corp.
8,002 41,820
Mitsubishi Corp.
2,008 33,766
Mitsubishi Electric Corp.
6,974 118,273
Mitsubishi Estate Co. Ltd.
2,000 28,225
Mitsubishi Gas Chemical Co.,
Inc.
4,267 80,050
Mitsubishi HC Capital, Inc.
1,550 10,424
Mitsubishi Heavy Industries Ltd.
2,930 42,872
Mitsubishi Logistics Corp.
3,500 25,588
Mitsubishi Materials Corp.
1,000 15,947
Mitsui & Co. Ltd.
2,350 49,070
Mitsui Chemicals, Inc.
1,500 34,647
Mitsui Fudosan Co. Ltd.
2,700 22,544
Mitsui Fudosan Logistics Park,
Inc. REIT
8 5,391
Mitsui Mining & Smelting Co.
Ltd.
1,400 43,580
Mitsui OSK Lines Ltd.
674 23,018
Miura Co. Ltd.
700 17,418
Mizuho Financial Group, Inc.
280 7,055
MonotaRO Co. Ltd.
1,100 19,545
Mori Hills REIT Investment Corp.
REIT
6 4,990
Number
of Shares Value $
Morinaga & Co. Ltd.
2,000 36,435
Morinaga Milk Industry Co. Ltd.
2,700 52,711
MS&AD Insurance Group
Holdings, Inc.
1,800 40,043
Murata Manufacturing Co. Ltd.
2,351 39,292
Nabtesco Corp.
1,000 16,054
Nagase & Co. Ltd.
4,265 86,757
Nagoya Railroad Co. Ltd.
1,000 11,576
Nankai Electric Railway Co. Ltd.
718 11,510
NEC Corp.
1,035 87,832
NEC Networks & System
Integration Corp.
2,100 45,863
NET One Systems Co. Ltd.
700 20,918
Nexon Co. Ltd.
700 9,595
NGK Insulators Ltd.
3,377 44,297
NH Foods Ltd.
2,000 68,516
NHK Spring Co. Ltd.
7,300 84,430
Nichirei Corp.
1,400 40,103
Nidec Corp.
800 14,675
Nifco, Inc.
461 11,020
Nihon Kohden Corp.
1,500 21,239
Nikon Corp.
1,100 12,946
Nintendo Co. Ltd.
1,850 108,523
Nippon Accommodations Fund,
Inc. REIT
4 15,474
Nippon Building Fund, Inc. REIT
30 25,069
NIPPON EXPRESS HOLDINGS,
Inc.
836 43,368
Nippon Kayaku Co. Ltd.
2,300 19,296
Nippon Paint Holdings Co. Ltd.
900 6,133
Nippon Prologis REIT, Inc. REIT
6 9,432
Nippon Sanso Holdings Corp.
559 16,254
Nippon Shokubai Co. Ltd.
5,600 67,732
Nippon Steel Corp.
1,913 38,964
Nippon Telegraph & Telephone
Corp.
11,375 11,619
Nippon Television Holdings, Inc.
400 6,532
Nippon Yusen KK
800 25,547
Nipro Corp.
1,000 9,195
Nishi-Nippon Railroad Co. Ltd.
900 13,759
Nissan Chemical Corp.
283 9,823
Nissan Motor Co. Ltd.
1,000 2,390
Nisshin Seifun Group, Inc.
2,078 25,293
Nissin Foods Holdings Co. Ltd.
1,252 33,162
Niterra Co. Ltd.
3,402 104,970
Nitori Holdings Co. Ltd.
581 74,373
Nitto Denko Corp.
8,951 142,324
Noevir Holdings Co. Ltd.
200 6,565
NOF Corp.
2,321 34,525
NOK Corp.
2,500 37,404
Nomura Holdings, Inc.
3,400 20,407
Nomura Real Estate Holdings,
Inc.
986 24,410

8 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Nomura Real Estate Master
Fund, Inc. REIT
7 6,605
Nomura Research Institute Ltd.
1,100 33,553
NS Solutions Corp.
800 21,786
NSK Ltd.
800 3,505
NTT Data Group Corp.
600 11,578
Obayashi Corp.
3,862 54,901
OBIC Business Consultants Co.
Ltd.
300 14,238
Obic Co. Ltd.
1,175 38,375
Odakyu Electric Railway Co. Ltd.
400 4,261
Oji Holdings Corp.
13,788 50,677
OKUMA Corp.
600 12,305
Olympus Corp.
2,200 34,571
Ono Pharmaceutical Co. Ltd.
2,277 26,259
Open House Group Co. Ltd.
1,280 47,182
Oracle Corp.
200 20,401
Organo Corp.
200 11,346
Oriental Land Co. Ltd.
190 4,476
ORIX Corp.
2,436 54,613
Orix JREIT, Inc. REIT
8 8,880
Osaka Gas Co. Ltd.
10,129 221,484
OSG Corp.
3,000 35,017
Otsuka Corp.
2,916 72,461
Otsuka Holdings Co. Ltd.
1,834 106,058
PALTAC Corp.
882 25,288
Pan Pacific International
Holdings Corp.
1,299 32,928
Panasonic Holdings Corp.
772 7,533
Penta-Ocean Construction Co.
Ltd.
1,620 6,614
Persol Holdings Co. Ltd.
22,690 34,884
Pola Orbis Holdings, Inc.
400 3,640
Rakuten Group, Inc. *
300 1,715
Recruit Holdings Co. Ltd.
480 33,191
Renesas Electronics Corp.
500 6,537
Rengo Co. Ltd.
6,512 38,417
Resona Holdings, Inc.
1,300 10,820
Resonac Holdings Corp.
1,300 35,265
Resorttrust, Inc.
1,200 23,739
Ricoh Co. Ltd.
1,300 14,733
Rinnai Corp.
2,451 52,028
Rohto Pharmaceutical Co. Ltd.
722 14,266
Ryohin Keikaku Co. Ltd.
1,700 34,750
Sankyo Co. Ltd.
7,845 110,870
Sankyu, Inc.
700 24,120
Sanrio Co. Ltd.
600 19,728
Santen Pharmaceutical Co. Ltd.
7,600 87,141
Sanwa Holdings Corp.
7,600 228,175
Sapporo Holdings Ltd.
400 23,550
Sawai Group Holdings Co. Ltd.
300 4,344
SBI Holdings, Inc.
500 12,584
Number
of Shares Value $
SCREEN Holdings Co. Ltd.
282 17,654
SCSK Corp.
1,800 36,291
Secom Co. Ltd.
2,647 92,055
Sega Sammy Holdings, Inc.
600 10,499
Seibu Holdings, Inc.
1,000 20,681
Seiko Epson Corp.
3,051 54,028
Seino Holdings Co. Ltd.
4,300 70,476
Sekisui Chemical Co. Ltd.
6,101 98,268
Sekisui House Ltd.
1,536 36,205
Sekisui House Reit, Inc. REIT
13 6,328
Seven & i Holdings Co. Ltd.
1,100 19,072
Seven Bank Ltd.
2,600 5,689
SG Holdings Co. Ltd.
1,360 13,321
Shikoku Electric Power Co., Inc.
7,400 60,556
Shimadzu Corp.
2,196 61,602
Shimamura Co. Ltd.
667 37,688
Shimano, Inc.
362 50,497
Shimizu Corp.
3,946 31,214
Shin-Etsu Chemical Co. Ltd.
1,235 45,672
Shionogi & Co. Ltd.
5,100 71,957
Ship Healthcare Holdings, Inc.
1,800 26,415
Shiseido Co. Ltd.
500 9,507
Shizuoka Financial Group, Inc.
1,200 10,643
SHO-BOND Holdings Co. Ltd.
649 22,432
Skylark Holdings Co. Ltd. *
3,060 46,373
SMC Corp.
57 24,115
SoftBank Corp.
42,050 54,066
Sohgo Security Services Co. Ltd.
7,735 57,761
Sojitz Corp.
2,120 43,054
Sompo Holdings, Inc.
5,300 139,254
Sony Group Corp.
865 17,319
Sotetsu Holdings, Inc.
200 3,272
Square Enix Holdings Co. Ltd.
800 32,126
Stanley Electric Co. Ltd.
1,831 30,717
Subaru Corp.
5,164 82,746
Sugi Holdings Co. Ltd.
3,505 58,986
SUMCO Corp.
300 2,403
Sumitomo Bakelite Co. Ltd.
1,300 31,499
Sumitomo Chemical Co. Ltd.
1,900 4,582
Sumitomo Corp.
4,332 92,533
Sumitomo Electric Industries
Ltd.
9,926 190,741
Sumitomo Forestry Co. Ltd.
583 22,030
Sumitomo Heavy Industries Ltd.
849 17,914
Sumitomo Metal Mining Co. Ltd.
569 14,003
Sumitomo Mitsui Financial
Group, Inc.
600 14,726
Sumitomo Mitsui Trust Holdings,
Inc.
300 7,483
Sumitomo Realty &
Development Co. Ltd.
571 17,634
Sumitomo Rubber Industries
Ltd.
1,700 18,654

DBX ETF Trust | 9
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Sundrug Co. Ltd.
888 21,794
Suntory Beverage & Food Ltd.
1,374 46,594
Suzuken Co. Ltd.
3,684 114,848
Suzuki Motor Corp.
3,268 34,522
Sysmex Corp.
1,381 29,094
T&D Holdings, Inc.
600 11,318
Taiheiyo Cement Corp.
4,100 103,821
Taisei Corp.
634 27,486
Takara Holdings, Inc.
700 6,003
Takasago Thermal Engineering
Co. Ltd.
300 11,911
Takashimaya Co. Ltd.
2,500 19,892
Takeda Pharmaceutical Co. Ltd.
100 2,719
TBS Holdings, Inc.
200 5,044
TDK Corp.
6,150 78,992
TechnoPro Holdings, Inc.
387 7,075
Teijin Ltd.
1,620 14,195
Terumo Corp.
832 16,902
THK Co. Ltd.
500 12,015
TIS, Inc.
1,700 41,474
Tobu Railway Co. Ltd.
200 3,422
Toda Corp.
5,700 35,801
Toho Co. Ltd.
659 28,710
Toho Gas Co. Ltd.
1,900 49,491
Tohoku Electric Power Co., Inc.
10,619 85,908
Tokai Carbon Co. Ltd.
1,300 7,846
Tokio Marine Holdings, Inc.
1,100 40,752
Tokyo Electric Power Co.
Holdings, Inc. *
2,804 10,011
Tokyo Electron Ltd.
89 13,814
Tokyo Gas Co. Ltd.
4,159 124,893
Tokyo Ohka Kogyo Co. Ltd.
1,300 30,980
Tokyo Tatemono Co. Ltd.
900 15,500
Tokyu Corp.
2,300 26,800
Tokyu Fudosan Holdings Corp.
1,822 11,911
TOPPAN Holdings, Inc.
2,665 71,103
Toray Industries, Inc.
3,600 22,875
Toridoll Holdings Corp.
300 7,283
Tosoh Corp.
6,541 89,719
TOTO Ltd.
2,380 63,880
Toyo Seikan Group Holdings Ltd.
1,321 20,872
Toyo Suisan Kaisha Ltd.
2,585 180,813
Toyo Tire Corp.
1,400 21,701
Toyoda Gosei Co. Ltd.
484 7,947
Toyota Boshoku Corp.
300 3,802
Toyota Industries Corp.
35 2,598
Toyota Motor Corp.
300 5,097
Toyota Tsusho Corp.
1,669 28,349
Trend Micro, Inc.
1,139 62,409
TS Tech Co. Ltd.
3,858 42,437
Tsuruha Holdings, Inc.
169 9,330
UBE Corp.
1,693 27,049
Number
of Shares Value $
Ulvac, Inc.
200 8,174
Unicharm Corp.
877 22,721
United Urban Investment Corp.
REIT
8 7,271
Ushio, Inc.
1,501 20,383
USS Co. Ltd.
3,800 35,107
Welcia Holdings Co. Ltd.
400 5,170
West Japan Railway Co.
1,400 26,246
Workman Co. Ltd.
200 5,520
Yakult Honsha Co. Ltd.
800 16,273
Yamada Holdings Co. Ltd.
10,657 32,421
Yamaguchi Financial Group, Inc.
500 5,293
Yamaha Corp.
900 6,595
Yamaha Motor Co. Ltd.
2,100 18,185
Yamato Holdings Co. Ltd.
1,100 12,653
Yamato Kogyo Co. Ltd.
1,100 56,544
Yamazaki Baking Co. Ltd.
2,253 42,297
Yaoko Co. Ltd.
600 36,914
Yaskawa Electric Corp.
300 7,828
Yokogawa Electric Corp.
2,000 44,385
Yokohama Rubber Co. Ltd.
700 14,127
Zenkoku Hosho Co. Ltd.
1,338 47,788
Zeon Corp.
1,059 9,904
ZOZO, Inc.
700 21,967
(Cost $14,183,535)
15,137,929
Luxembourg — 0.2%
ArcelorMittal SA
221 5,565
Eurofins Scientific SE
1,209 59,748
RTL Group SA
534 13,734
Tenaris SA
1,253 24,033
(Cost $119,666)
103,080
Netherlands — 2.8%
Aalberts NV
687 26,398
ABN AMRO Bank NV, 144A
242 3,761
Adyen NV, 144A *
2 2,912
Akzo Nobel NV
308 17,990
ASM International NV
12 6,482
ASML Holding NV
10 6,954
ASR Nederland NV
564 26,985
BE Semiconductor Industries NV
143 17,067
CTP NV, 144A
2,792 44,823
Euronext NV, 144A
80 8,931
EXOR NV
1,422 140,654
Ferrovial SE
698 28,767
Heineken Holding NV
786 49,810
Heineken NV
308 22,791
IMCD NV
208 31,218
ING Groep NV
327 5,062
JDE Peet's NV
279 5,561
Koninklijke Ahold Delhaize NV
9,525 328,469
Koninklijke KPN NV
52,219 202,469

10 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Koninklijke Philips NV *
1,101 29,991
Koninklijke Vopak NV
1,865 87,263
NN Group NV
539 25,032
Prosus NV *
72 2,932
QIAGEN NV *
869 37,985
Randstad NV
1,467 64,472
Stellantis NV
2,091 27,686
Universal Music Group NV
1,119 26,959
Wolters Kluwer NV
829 138,299
(Cost $1,363,198)
1,417,723
New Zealand — 1.1%
a2 Milk Co. Ltd. *
7,991 30,064
Auckland International Airport
Ltd.
4,518 20,740
Contact Energy Ltd.
19,324 102,880
Fisher & Paykel Healthcare Corp.
Ltd.
6,032 135,771
Fletcher Building Ltd. *
3,796 6,984
Infratil Ltd.
7,581 57,626
Mainfreight Ltd.
488 21,145
Mercury NZ Ltd.
10,546 41,299
Meridian Energy Ltd.
6,277 23,059
Spark New Zealand Ltd.
34,257 59,376
Xero Ltd. *
363 41,111
(Cost $530,079)
540,055
Norway — 1.0%
Aker BP ASA
450 9,216
DNB Bank ASA
262 5,468
Equinor ASA
771 18,636
Gjensidige Forsikring ASA
1,223 21,728
Kongsberg Gruppen ASA
551 64,746
Mowi ASA
3,517 63,756
Norsk Hydro ASA
2,471 15,267
Orkla ASA
15,607 143,861
Salmar ASA
988 51,300
Schibsted ASA, Class A
354 12,117
Schibsted ASA, Class B
603 19,309
Telenor ASA
2,784 32,739
Var Energi ASA
13,331 43,726
Yara International ASA
247 6,940
(Cost $490,684)
508,809
Poland — 0.5%
Allegro.eu SA, 144A *
507 3,589
Bank Polska Kasa Opieki SA
999 33,342
Dino Polska SA, 144A *
595 56,494
KGHM Polska Miedz SA
195 6,105
LPP SA
2 7,706
ORLEN SA
6,937 87,081
Powszechna Kasa Oszczednosci
Bank Polski SA
1,387 19,076
Number
of Shares Value $
Powszechny Zaklad Ubezpieczen
SA
3,383 36,790
Santander Bank Polska SA
138 14,845
(Cost $283,026)
265,028
Portugal — 0.2%
EDP SA
3,448 12,462
Galp Energia SGPS SA
1,052 17,262
Jeronimo Martins SGPS SA
3,009 58,604
(Cost $97,790)
88,328
Russia — 0.0%
Evraz PLC * (c)
(Cost $35,071)
4,559 0
Singapore — 2.7%
BOC Aviation Ltd., 144A
1,624 12,553
CapitaLand Ascendas REIT
7,136 13,946
CapitaLand Ascott Trust (a)
17,755 11,787
CapitaLand Integrated
Commercial Trust REIT
50,474 73,792
CapitaLand Investment Ltd.
800 1,629
City Developments Ltd.
800 3,109
ComfortDelGro Corp. Ltd.
98,844 107,643
DBS Group Holdings Ltd.
1,588 50,258
Genting Singapore Ltd.
91,300 52,097
Jardine Cycle & Carriage Ltd.
510 10,747
Keppel REIT
18,472 11,781
Keppel DC REIT
10,000 16,559
Keppel Ltd.
25,662 128,822
Mapletree Industrial Trust REIT
9,078 15,710
Mapletree Logistics Trust REIT
7,967 7,607
Mapletree Pan Asia Commercial
Trust REIT
14,091 12,928
NETLINK NBN TRUST
54,000 34,841
Olam Group Ltd.
5,700 5,272
Oversea-Chinese Banking Corp.
Ltd.
6,362 77,256
SATS Ltd.
18,000 50,483
Sembcorp Industries Ltd.
5,553 21,621
SIA Engineering Co. Ltd.
5,300 9,488
Singapore Airlines Ltd.
15,400 72,483
Singapore Exchange Ltd.
14,680 139,283
Singapore Technologies
Engineering Ltd.
27,428 92,064
Singapore Telecommunications
Ltd.
28,066 64,897
StarHub Ltd.
27,600 25,116
Suntec Real Estate Investment
Trust REIT
15,000 12,755
United Overseas Bank Ltd.
2,300 62,379
UOL Group Ltd.
5,129 20,277
Venture Corp. Ltd.
9,862 94,673
Wilmar International Ltd.
9,100 20,906
(Cost $1,279,522)
1,334,762

DBX ETF Trust | 11
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
South Korea — 4.1%
BGF retail Co. Ltd.
89 6,903
BNK Financial Group, Inc.
4,945 37,432
Cheil Worldwide, Inc.
1,836 23,913
CJ CheilJedang Corp.
217 40,987
CJ Corp.
311 21,401
CJ ENM Co. Ltd. *
98 4,545
CJ Logistics Corp.
139 8,160
Coway Co. Ltd.
845 39,917
DB Insurance Co. Ltd.
680 53,228
DGB Financial Group, Inc.
1,510 9,601
Dongsuh Cos., Inc.
429 8,595
Doosan Bobcat, Inc.
134 3,727
E-MART, Inc.
27 1,245
Fila Holdings Corp.
516 15,036
GS Engineering & Construction
Corp. *
744 10,389
GS Holdings Corp.
1,802 53,994
GS Retail Co. Ltd. (c)
502 8,330
Hana Financial Group, Inc.
1,086 48,576
Hankook Tire & Technology Co.
Ltd.
2,856 77,079
Hanwha Corp.
271 5,808
HD Hyundai Co. Ltd.
856 47,738
HD Hyundai Heavy Industries
Co. Ltd. *
37 5,835
HD Korea Shipbuilding &
Offshore Engineering Co.
Ltd. *
359 52,626
Hite Jinro Co. Ltd.
481 7,206
Hyundai Engineering &
Construction Co. Ltd.
469 9,228
Hyundai Glovis Co. Ltd.
763 67,273
Hyundai Marine & Fire Insurance
Co. Ltd.
1,133 21,603
Hyundai Mobis Co. Ltd.
594 101,977
Hyundai Motor Co.
150 23,494
Industrial Bank of Korea
3,851 41,076
Kangwon Land, Inc.
1,503 19,393
KB Financial Group, Inc.
1,006 69,372
KCC Corp.
24 4,155
Kia Corp.
2,374 158,091
Korea Electric Power Corp. *
1,769 30,307
Korea Investment Holdings Co.
Ltd.
83 4,444
Korea Zinc Co. Ltd.
35 29,605
Korean Air Lines Co. Ltd.
2,047 38,077
Krafton, Inc. *
42 9,393
KT&G Corp.
1,890 165,013
Kumho Petrochemical Co. Ltd.
35 2,479
LG Corp.
522 28,026
LG Electronics, Inc.
228 14,660
LG H&H Co. Ltd.
32 7,122
Number
of Shares Value $
LG Innotek Co. Ltd.
50 5,803
LG Uplus Corp.
7,264 60,349
Lotte Chilsung Beverage Co. Ltd.
97 8,399
Lotte Corp.
108 1,618
Lotte Shopping Co. Ltd.
52 2,132
Meritz Financial Group, Inc.
123 8,993
NAVER Corp.
2 296
NH Investment & Securities Co.
Ltd.
589 5,624
NongShim Co. Ltd.
55 13,562
Orion Corp.
304 22,358
Ottogi Corp.
71 21,019
S-1 Corp.
892 40,155
Samsung Biologics Co. Ltd.,
144A *
10 6,989
Samsung C&T Corp.
701 59,796
Samsung Card Co. Ltd.
1,341 41,046
Samsung Electro-Mechanics
Co. Ltd.
385 29,805
Samsung Electronics Co. Ltd.
131 5,090
Samsung Fire & Marine
Insurance Co. Ltd.
233 65,555
Samsung Life Insurance Co. Ltd.
109 8,368
Samsung SDS Co. Ltd.
263 27,656
Samsung Securities Co. Ltd.
161 5,493
Shinhan Financial Group Co. Ltd.
2,252 85,557
S-Oil Corp.
119 4,888
Woori Financial Group, Inc.
6,176 73,977
Yuhan Corp.
168 13,897
(Cost $1,792,839)
2,055,484
Spain — 1.1%
Acciona SA
267 33,925
ACS Actividades de
Construccion y Servicios SA
1,132 52,559
Aena SME SA, 144A
263 56,889
Amadeus IT Group SA
255 17,889
Banco Bilbao Vizcaya Argentaria
SA
833 7,862
Banco Santander SA
2,037 9,414
Bankinter SA
1,359 10,754
CaixaBank SA
1,643 8,930
Cellnex Telecom SA, 144A *
291 10,444
Enagas SA
1,290 17,685
Endesa SA
1,275 27,930
Iberdrola SA
3,880 55,283
Industria de Diseno Textil SA
205 11,298
Mapfre SA
8,024 20,848
Naturgy Energy Group SA
163 4,015
Redeia Corp. SA
3,231 57,673
Repsol SA
2,034 25,404
Telefonica SA
30,049 136,028
(Cost $537,224)
564,830

12 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Sweden — 5.9%
AAK AB
5,462 147,670
Alfa Laval AB
2,304 97,973
Assa Abloy AB, Class B
3,238 99,315
Atlas Copco AB, Class A
2,466 39,331
Atlas Copco AB, Class B
1,737 24,515
Axfood AB
3,399 72,750
Boliden AB
2,388 71,166
Epiroc AB, Class A
1,412 25,702
Epiroc AB, Class B
1,426 23,495
Essity AB, Class B
5,961 163,890
Evolution AB, 144A
142 12,381
Getinge AB, Class B
1,365 21,308
H & M Hennes & Mauritz AB,
Class B
1,412 19,559
Hexagon AB, Class B
4,697 39,980
Holmen AB, Class B
1,253 47,142
Husqvarna AB, Class B
2,747 15,885
Industrivarden AB, Class A
3,446 113,048
Industrivarden AB, Class C
4,315 141,280
Indutrade AB
2,451 62,494
Investment AB Latour, Class B
906 22,984
Investor AB, Class A
1,153 31,394
Investor AB, Class B
4,235 116,067
L E Lundbergforetagen AB,
Class B
692 33,526
Lifco AB, Class B
985 29,860
Nibe Industrier AB, Class B
1,068 4,521
Saab AB, Class B
1,320 28,875
Sandvik AB
3,698 68,312
Securitas AB, Class B
19,079 241,046
Skandinaviska Enskilda Banken
AB, Class A
1,849 25,655
Skanska AB, Class B
6,008 125,180
SKF AB, Class B
6,918 132,736
SSAB AB, Class A
1,900 8,735
SSAB AB, Class B
6,332 28,619
Svenska Cellulosa AB SCA,
Class B
1,023 13,276
Svenska Handelsbanken AB,
Class A
3,811 39,615
Sweco AB, Class B
1,740 26,087
Swedbank AB, Class A
1,641 32,132
Swedish Orphan Biovitrum AB *
328 9,084
Tele2 AB, Class B
15,892 166,578
Telefonaktiebolaget LM Ericsson,
Class B
4,504 36,580
Telia Co. AB
46,191 135,161
Trelleborg AB, Class B
8,803 290,723
Volvo AB, Class A
348 8,701
Volvo AB, Class B
3,194 79,449
(Cost $3,009,639)
2,973,780
Number
of Shares Value $
Switzerland — 4.8%
ABB Ltd.
1,321 75,391
Adecco Group AG
973 25,954
Alcon, Inc.
558 49,644
Bachem Holding AG
170 13,141
Baloise Holding AG
36 6,840
Banque Cantonale Vaudoise
31 3,077
Barry Callebaut AG
22 33,562
Belimo Holding AG
80 53,530
BKW AG
119 20,450
Chocoladefabriken Lindt &
Spruengli AG Participation
Certificates
5 57,775
Cie Financiere Richemont SA,
Class A
94 13,092
Clariant AG *
1,806 21,750
Coca-Cola HBC AG *
3,011 107,313
DKSH Holding AG
1,016 75,537
DSM-Firmenich AG
113 12,406
Emmi AG
35 30,630
EMS-Chemie Holding AG
53 37,690
Flughafen Zurich AG
321 76,297
Galderma Group AG *
54 5,532
Geberit AG
253 152,317
Georg Fischer AG
1,290 100,008
Givaudan SA
17 74,889
Glencore PLC *
4,194 20,254
Helvetia Holding AG
47 8,237
Holcim AG *
1,897 193,231
Julius Baer Group Ltd.
85 5,625
Kuehne + Nagel International AG
159 38,008
Logitech International SA
1,962 159,232
Lonza Group AG
124 74,090
Nestle SA
69 5,990
Novartis AG
251 26,573
Partners Group Holding AG
52 75,550
PSP Swiss Property AG
206 30,023
Roche Holding AG
47 13,631
Sandoz Group AG
876 39,912
Schindler Holding AG
181 51,259
Schindler Holding AG
Participation Certificates
330 95,292
SGS SA
764 75,862
SIG Group AG *
772 15,265
Sika AG
35 9,062
Sonova Holding AG
247 84,333
STMicroelectronics NV
232 5,947
Straumann Holding AG
136 17,699
Swatch Group AG — Bearer
144 26,144
Swatch Group AG — Registered
348 12,364
Swiss Life Holding AG
22 18,025
Swiss Prime Site AG
85 9,392

DBX ETF Trust | 13
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Swiss Re AG
360 53,183
Swisscom AG
118 68,108
Tecan Group AG
110 26,245
Temenos AG
128 8,405
UBS Group AG
1,026 33,167
VAT Group AG, 144A
116 46,268
Zurich Insurance Group AG
42 26,630
(Cost $2,244,902)
2,419,831
Thailand — 0.0%
Thai Beverage PCL
(Cost $15,666)
40,500 17,068
United Kingdom — 10.6%
3i Group PLC
4,892 230,625
Admiral Group PLC
3,318 108,091
Amcor PLC CDI
12,220 131,432
Anglo American PLC
333 10,668
Ashtead Group PLC
220 17,589
Associated British Foods PLC
2,112 59,004
AstraZeneca PLC
86 11,600
Auto Trader Group PLC, 144A
10,911 116,356
Aviva PLC
3,467 21,315
B&M European Value Retail SA
7,215 31,813
BAE Systems PLC
9,897 154,352
Barclays PLC
1,763 5,911
Barratt Redrow PLC
3,265 17,749
Beazley PLC
17,197 169,729
Berkeley Group Holdings PLC
1,748 92,160
BP PLC
2,990 14,618
British American Tobacco PLC
284 10,786
British Land Co. PLC REIT
846 4,181
BT Group PLC
49,596 100,421
Bunzl PLC
2,249 101,709
Centrica PLC
16,025 25,950
Compass Group PLC
3,151 107,777
ConvaTec Group PLC, 144A
12,215 36,579
Croda International PLC
185 8,112
Diageo PLC
634 18,957
Diploma PLC
651 36,904
DS Smith PLC
11,491 85,078
Endeavour Mining PLC
635 12,462
GSK PLC
4,381 74,339
Haleon PLC
10,313 49,065
Halma PLC
2,156 74,210
Hargreaves Lansdown PLC
6,717 93,359
Hikma Pharmaceuticals PLC
1,884 46,073
Howden Joinery Group PLC
6,934 71,918
HSBC Holdings PLC
418 3,893
IMI PLC
3,994 92,394
Imperial Brands PLC
13,859 452,542
Informa PLC
2,692 29,310
Number
of Shares Value $
InterContinental Hotels Group
PLC
793 98,778
Intermediate Capital Group PLC
229 6,165
Intertek Group PLC
1,904 114,131
J Sainsbury PLC
48,465 160,903
Kingfisher PLC
34,605 108,862
Lloyds Banking Group PLC
37,686 25,416
London Stock Exchange Group
PLC
16 2,292
Marks & Spencer Group PLC
21,346 103,834
Melrose Industries PLC
568 4,147
Mondi PLC
7,957 120,404
National Grid PLC
5,707 72,002
NatWest Group PLC
4,592 23,504
Next PLC
1,044 133,759
Pearson PLC
8,753 137,178
Phoenix Group Holdings PLC
1,741 11,374
Reckitt Benckiser Group PLC
1,350 83,394
RELX PLC
1,643 77,373
Rentokil Initial PLC
3,542 17,729
Rightmove PLC
9,637 79,007
Rio Tinto PLC
1,062 66,636
RS GROUP PLC
2,627 23,858
Sage Group PLC
2,309 38,505
Schroders PLC
892 3,574
Severn Trent PLC
889 30,475
Shell PLC
458 14,737
Smith & Nephew PLC
3,877 49,131
Smiths Group PLC
3,060 68,882
Spirax Group PLC
201 18,318
SSE PLC
7,555 170,113
Standard Chartered PLC
374 4,623
Taylor Wimpey PLC
28,517 47,483
Tesco PLC
73,438 342,010
Unilever PLC
637 38,062
UNITE Group PLC REIT
245 2,747
United Utilities Group PLC
5,726 81,478
Vodafone Group PLC
121,996 109,909
Weir Group PLC
1,012 28,607
Whitbread PLC
163 5,905
Wise PLC, Class A *
1,974 22,130
WPP PLC
4,967 54,244
(Cost $4,630,275)
5,330,710
United States — 0.3%
CRH PLC
1,071 109,531
CRH PLC
158 16,191
Flutter Entertainment PLC *
19 5,219
GQG Partners, Inc. CDI
7,748 11,861
(Cost $86,738)
142,802
TOTAL COMMON STOCKS
(Cost $45,714,140)
49,310,719

14 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
November 30, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 is as follows:
Number
of Shares Value $
PREFERRED STOCKS — 0.4%
Germany — 0.3%
Bayerische Motoren Werke AG
54 3,679
FUCHS SE
1,587 71,205
Henkel AG & Co. KGaA
728 62,097
Volkswagen AG
87 7,417
(Cost $137,586)
144,398
South Korea — 0.1%
Amorepacific Corp.
184 4,267
CJ CheilJedang Corp.
59 5,532
Hanwha Corp.
512 5,777
Hyundai Motor Co.
93 10,680
Hyundai Motor Co.
37 4,164
LG H&H Co. Ltd.
45 4,516
Samsung Fire & Marine
Insurance Co. Ltd.
36 7,496
(Cost $36,024)
42,432
TOTAL PREFERRED STOCKS
(Cost $173,610)
186,830
Number
of Shares Value $
EXCHANGE TRADED FUNDS
— 0.2%
Vanguard FTSE Developed
Markets ETF
(Cost $63,947)
1,300 65,390
RIGHTS — 0.0%
Singapore — 0.0%
Keppel DC*, expires 12/24/24
(Cost $0)
860 122
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.* (c)
,
expires 8/22/28
(Cost $0)
38 0
CASH EQUIVALENTS — 0.0%
DWS Government Money Market
Series "Institutional Shares",
4.59% (d)
(Cost $11,749)
11,749 11,749
TOTAL INVESTMENTS — 98.7%
(Cost $45,963,446)
49,574,810
Other assets and liabilities,
net — 1.3%
673,072
NET ASSETS — 100.0%
50,247,882
 (a)(b)  *      (c)
Value ($) at
8/31/2024
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2024
Value ($) at
11/30/2024
COMMON STOCKS — 0.0%
Germany — 0.0%
Deutsche Bank AG (b)
6,546 548 (5,587) 1,933 (1,692) — — 103 1,748
DWS Group GmbH & Co. KGaA, 144A (b)
4,948 483 (322) 45 342 — — 132 5,496
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.53% (d)(e)
302,690 — (302,690) (f) — — 115 — — —
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series "Institutional Shares", 4.59% (d)
59,667 1,152,856 (1,200,774) — — 1,623 — 11,749 11,749
373,851 1,153,887 (1,509,373) 1,978 (1,350) 1,738 — 11,984 18,993
*
Non-income producing security.

DBX ETF Trust | 15
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
November 30, 2024 (Unaudited)
Securities are listed in country of domicile.
At November 30, 2024 the Xtrackers FTSE Developed ex US Multifactor ETF had the following sector diversification:
At November 30, 2024, open futures contracts purchased were as follows:
(a)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)
Investment was valued using significant unobservable inputs.
(d)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30,
2024.
CDI: Chess Depositary Interests
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Exchange-Traded
Funds and Cash
Equivalents
Industrials
11,671,104 23 .6
Financials
6,630,935 13 .4
Consumer Staples
6,577,665 13 .3
Consumer Discretionary
5,388,952 10 .9
Materials
4,709,821 9 .5
Utilities
3,387,119 6 .8
Communication Services
2,940,099 5 .9
Information Technology
2,874,057 5 .8
Health Care
2,721,614 5 .5
Real Estate
1,326,702 2 .7
Energy
1,269,603 2 .6
Total
49,497,671 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation
(Depreciation) ( $ ) †
EURO STOXX 50 Futures
EUR 1 51,854 50,877 12/20/2024 (977)
Micro EURO STOXX Futures
USD 14 72,223 71,228 12/20/2024 (995)
MINI TOPIX Index Futures
JPY 3 53,082 53,514 12/12/2024 432
MSCI EAFE Futures
USD 4 489,568 466,340 12/20/2024 (23,228)
Total net unrealized depreciation
(24,768)
† The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of
November 30, 2024.

16 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
November 30, 2024 (Unaudited)
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments.
During the period ended November 30, 2024, the amount of transfers from Level 1 to Level 3 was $8,286. The investment was transferred from Level 1 to
Level 3 due to the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DEEF-PH1
R-089711-2 (5/25) DBX006037 (5/25)
EUR Euro
JPY Japanese Yen
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 49,302,389 $ — $ 8,330 $ 49,310,719
Preferred Stocks (a)
186,830 — — 186,830
Exchange Traded Funds
65,390 — — 65,390
Rights
— 122 — 122
Warrants
— — 0 0
Short-Term Investments (a)
11,749 — — 11,749
Derivatives (b)
Futures Contracts
432 — — 432
TOTAL
$ 49,566,790 $ 122 $ 8,330 $ 49,575,242
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Futures Contracts
$ (25,200) $ — $ — $ (25,200)
TOTAL
$ (25,200) $ — $ — $ (25,200)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.